Document and Entity Information	12 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Aug. 29, 2012
Document Effective Date	Aug. 29, 2012
Prospectus Date	Aug. 28, 2012